ANNUAL REPORT

[PHOTO]

TEMPLETON GLOBAL BOND FUND

AUGUST 31, 1998

[LOGO] FRANKLIN TEMPLETON

PAGE

[CELEBRATING 50 YEARS GRAPHIC]

Thank you for investing with Franklin Templeton. We encourage our investors to maintain a long-term perspective, and remember that all securities markets move both up and down, as do mutual fund share prices. We appreciate your past support and look forward to serving your investment needs in the years ahead.

In 1992, Sir John Templeton retired after a 50-year career of helping investors manage their money. Currently he devotes all of his time and efforts to the John Templeton Foundation. A major portion of his assets remain invested in the Templeton funds which are managed by many of the investment professionals he selected and trained.


[PHOTO OF THOMAS J. LATTA]

THOMAS J. LATTA
Portfolio Manager
Templeton Global Bond Fund

PAGE

SHAREHOLDER LETTER


Your Fund's Objective: Templeton Global Bond Fund seeks current income with capital appreciation and growth of income, through a flexible policy of investing primarily in debt securities of companies, governments and government agencies of various nations throughout the world. The Fund may also invest in preferred stock, common stocks which pay dividends, income-producing securities convertible into common stock of such companies, and depository receipts.


Dear Shareholder:

This annual report of Templeton Global Bond Fund covers the fiscal year ended August 31, 1998. For global bond investors, the period was marked by three trends: one, the continued decline in prices of raw materials and commodities, which contributed to a favorable global inflation environment; two, the emergence of periodic but persistent crises in developing countries; and three, increasing bond prices in the world's major developed markets.

During the period, much of the world experienced relatively healthy economic growth. In the U.S., for example, expansion continued for the sixth consecutive year, and unemployment fell to levels not seen since the early 1970s. European economies


You will find a complete listing of the Fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 21 of this report.


CONTENTS

Shareholder Letter .............   1

Performance Summaries
   Class I .....................   6
   Class II ....................  10
   Advisor Class ...............  14

Financial Highlights &
Statement of Investments .......  18

Financial Statements ...........  24

Notes to Financial
Statements .....................  27

Independent Auditor's Report ...  32

Tax Designation ................  33

[PYRAMID GRAPH]

PAGE


GEOGRAPHIC DISTRIBUTION
BASED ON TOTAL NET ASSETS
8/31/98

UNITED STATES     39.5%
EUROPE            37.1%
CANADA             7.0%
LATIN AMERICA      5.0%
AUSTRALIA &
NEW ZEALAND        5.0%
ASIA               0.6%
SHORT-TERM
INVESTMENTS &
OTHER NET ASSETS   5.8%


began to emerge from a sluggish growth environment. Those of Finland, Spain and the Netherlands grew quite rapidly during the fiscal year, as the delayed impact of low long-term interest rates began to stimulate economic activity. By the end of the reporting period, accelerating growth had spread to Germany, France, and Italy. Many continental European markets also benefited from a convergence in interest rates in countries seeking membership in the European Economic Union.

Inflation in Europe and the U.S. was tame during the period, which surprised many economists because growth in the two regions was relatively rapid. This benign inflation environment was largely responsible for the decline in global interest rates and corresponding rise in bond prices. For example, 10-year U.S. Treasury bond yields declined from 6.30% to 5.05% during the reporting period, while yields on similar government bonds in Germany declined from 5.69% to 4.22%.(1)

Japan, where banks were hamstrung by an enormous load of bad debt, presented a different picture. Japanese government policy makers struggled throughout the reporting period to restructure their economy, but they failed and Japan remained in a recession. Its poor demand for products from other Asian markets and the yen's persistent weakness put enormous pressure on the economies of developing Asian countries.

Toward the end of the reporting period, Russia also came under tremendous pressure because of its precarious debt financing. In order to establish at least a semblance of stability, it devalued the ruble and declared a moratorium on debt service. These conditions influenced debt instruments of other emerging markets, including



1. Source: Bloomberg.


2

PAGE


those of Latin America. These crises also affected developed economies that were highly dependent on commodity exports or trade with emerging economies. Canada, Australia and New Zealand were influenced in this manner and, by the close of the period, experienced rising interest rates and moderate declines in their currencies relative to the U.S. dollar.

Responding to these conditions, global bond investors progressively reduced their holdings of emerging market debt securities and looked for a "safe haven" in higher quality, developed market government bonds. Within this environment, Templeton Global Bond Fund - Class I produced a 2.82% cumulative total return for the one-year period ended August 31, 1998, as discussed in the Performance Summary on page 6.

During the period, we attempted to maximize the Fund's return by allocating about 95% of total net assets to intermediate- and long-term bonds in developed markets and less than 5% to what we believed to be the highest quality and most liquid bonds available in emerging markets. In our opinion, this combination appeared to offer the possibility of higher long-term returns with modestly higher short-term volatility. However, our allocation to emerging market bonds did hamper the Fund's performance modestly as these bonds generally underperformed higher-quality bonds from developed markets.

The Fund's geographic distribution was relatively stable throughout the reporting period. Our allocations to North American and European regions were approximately 52% and 37%, respectively, on August 31, 1998. Within Europe, the Fund's allocation in Italy was reduced by about 2% to 6.5% of total net assets and in the United Kingdom was increased by over 3% to 8.2%. We also initiated a small position of 1.6% of total net assets in New Zealand.



                                                                               3

PAGE


PORTFOLIO BREAKDOWN
BASED ON TOTAL NET ASSETS
8/31/98


GOVERNMENT BONDS         87.2%
CORPORATE BONDS           5.4%
COMMON STOCKS             1.5%
LIMITED PARTNERSHIPS      0.1%
SHORT-TERM INVESTMENTS
& OTHER NET ASSETS        5.8%


Near the end of the reporting period, we increased our use of foreign currency hedging because we believed that the U.S. dollar would rise in value against other currencies as investors sought a "safe haven" during Russia's and Japan's economic crises. Our hedging activities were undertaken in an effort to minimize the loss of value arising from changes in currency exchange rates for the Fund's European currency-denominated bonds. At the end of the period, the Fund's net U.S. dollar exposure was 86.1%, up from 52.1% at the end of the previous fiscal year. The net exposure to European currencies stood at only 8.0% on August 31, 1998, down from 34.9% on August 31, 1997.

From our vantage point, the crisis in the emerging markets is not over. We believe that there is likely to be continued volatility in both emerging and developed markets until the impact of the crisis is better understood. But increased volatility in lower-rated bond issues may present an opportunity for investors with medium- to long-term investment horizons and the willingness to tolerate moderately higher risk. In our opinion, another critical issue for global interest rates will be the balance between global growth and inflation. We believe global economic growth is likely to decline modestly and global inflation may be quite tame in the near future. In our opinion, this would be an excellent environment for high quality bonds and contributes to our positive long-term outlook for the Fund.

Please remember this discussion reflects our views, opinions and portfolio holdings as of August 31, 1998, the end of the reporting period. However, market and economic conditions are changing constantly, which can be expected to affect our strategies and the



4

PAGE


Fund's portfolio composition. Although historical performance is no guarantee of future results, these insights may help you better understand our investment and management philosophy.

It is important to remember that there are special risks involved with global investing related to market, currency, economic, social, political, and other factors, in addition to the heightened risks associated with the relatively small size and lesser liquidity of emerging markets. These special risks and other considerations are discussed in the Fund's prospectus.

We thank you for your participation in Templeton Global Bond Fund and look forward to serving your investment needs in the months and years to come.

Sincerely,


/s/THOMAS J. LATTA
Thomas J. Latta
Portfolio Manager
Templeton Global Bond Fund


                                                                               5

PAGE

PERFORMANCE SUMMARY


CLASS I

Templeton Global Bond Fund - Class I produced a 2.82% cumulative total return for the one-year period ended August 31, 1998. Cumulative total return measures the change in value of an investment, assuming reinvestment of all distributions, and does not include the initial sales charge. While we expect market volatility in the short term, we have always maintained a long-term perspective when managing the Fund, and we encourage shareholders to view their investments in a similar manner. As you can see from the table on page 9, the Fund's Class I shares delivered a 143.67% cumulative total return since inception on September 18, 1986.

The Fund's share price, as measured by net asset value, decreased 33 cents ($0.33), from $9.82 on August 31, 1997, to $9.49 on August 31, 1998. During the
reporting period, shareholders received per-share distributions of 55.0 cents ($0.5500) in income dividends and 5.5 cents ($0.0550) in long-term capital gains. Distributions will vary depending on income earned by the Fund and any profits realized from the sale of securities in the portfolio, as well as the level of the Fund's operating expenses.



Past performance is not predictive of future results.



6

PAGE


The graph on page 8 compares the performance of the Fund's Class I shares over a 10-year period with that of the unmanaged Salomon Brothers World Government Bond Index and the Consumer Price Index (CPI), a commonly used measure of inflation. Please remember, the Fund's performance differs from that of an index because an index is not managed according to any investment strategy, does not contain cash (the Fund generally carries a certain percentage of cash at any given time), and includes no sales charges or management or operating expenses. Of course, one cannot invest directly in an index, nor is an index representative of the Fund's portfolio.




Past performance is not predictive of future results.


                                                                               7

PAGE

CLASS I
TOTAL RETURN INDEX COMPARISON
$10,000 INVESTMENT (9/1/88 - 8/31/98)


[LINE GRAPH]

The following line compares the performance of Templeton Global Bond Fund's Class I shares to that of the Salomon Brothers World Government Bond Index and to the Consumer Price Index based on a $10,000 investment from 9/1/88 to 8/31/98.


                Templeton Global Bond     Salomon        CPI
                    Fund -Class I*      World Gov't
                                        Bond Index
----------------------------------------------------------------------

         9/1/88         $9,574            $10,000      $10,000
         Sep 88         $9,739            $10,258      $10,068
         Oct-88         $9,973            $10,732      $10,101
         Nov-88        $10,096            $10,896      $10,110
         Dec-88        $10,032            $10,785      $10,127
         Jan-89        $10,236            $10,628      $10,178
         Feb-89        $10,110            $10,635      $10,218
         Mar-89        $10,160            $10,487      $10,277
         Apr-89        $10,272            $10,626      $10,345
         May-89        $10,221            $10,401      $10,404
         Jun-89        $10,324            $10,610      $10,429
         Jul-89        $10,641            $11,094      $10,455
         Aug-89        $10,662            $10,722      $10,472
         Sep-89        $10,736            $10,924      $10,505
         Oct-89        $10,758            $11,016      $10,556
         Nov-89        $10,769            $11,116      $10,580
         Dec-89        $10,888            $11,253      $10,597
         Jan-90        $10,762            $11,104      $10,706
         Feb-90        $10,723            $10,933      $10,756
         Mar-90        $10,701            $10,825      $10,815
         Apr-90        $10,645            $10,792      $10,833
         May-90        $10,933            $11,151      $10,857
         Jun-90        $11,178            $11,356      $10,916
         Jul-90        $11,540            $11,712      $10,958
         Aug-90        $11,580            $11,620      $11,058
         Sep-90        $11,586            $11,749      $11,151
         Oct-90        $11,756            $12,274      $11,218
         Nov-90        $11,856            $12,478      $11,243
         Dec-90        $11,965            $12,602      $11,243
         Jan-91        $12,189            $12,917      $11,311
         Feb-91        $12,279            $12,921      $11,327
         Mar-91        $12,003            $12,452      $11,344
         Apr-91        $12,226            $12,643      $11,360
         May-91        $12,313            $12,627      $11,393
         Jun-91        $12,188            $12,496      $11,428
         Jul-91        $12,302            $12,763      $11,445
         Aug-91        $12,557            $13,011      $11,478
         Sep-91        $13,018            $13,519      $11,529
         Oct-91        $13,199            $13,661      $11,546
         Nov-91        $13,199            $13,876      $11,579
         Dec-91        $13,749            $14,596      $11,588
         Jan-92        $13,498            $14,335      $11,604
         Feb-92        $13,419            $14,254      $11,647
         Mar-92        $13,339            $14,103      $11,705
         Apr-92        $13,501            $14,203      $11,722
         May-92        $13,893            $14,639      $11,738
         Jun-92        $14,303            $15,049      $11,781
         Jul-92        $14,647            $15,400      $11,806
         Aug-92        $14,674            $15,831      $11,839
         Sep-92        $14,103            $15,989      $11,873
         Oct-92        $14,243            $15,555      $11,915
         Nov-92        $14,102            $15,307      $11,931
         Dec-92        $14,177            $15,399      $11,924
         Jan-93        $14,280            $15,666      $11,983
         Feb-93        $14,547            $15,974      $12,024
         Mar-93        $14,816            $16,219      $12,067
         Apr-93        $15,085            $16,562      $12,100
         May-93        $15,176            $16,728      $12,117
         Jun-93        $15,070            $16,693      $12,134
         Jul-93        $15,162            $16,740      $12,133
         Aug-93        $15,409            $17,243      $12,167
         Sep-93        $15,363            $17,448      $12,192
         Oct-93        $15,596            $17,418      $12,243
         Nov-93        $15,298            $17,293      $12,251
         Dec-93        $15,644            $17,441      $12,251
         Jan-94        $16,073            $17,581      $12,285
         Feb-94        $15,674            $17,466      $12,328
         Mar-94        $15,095            $17,441      $12,370
         Apr-94        $15,047            $17,461      $12,386
         May-94        $14,965            $17,308      $12,394
         Jun-94        $14,736            $17,558      $12,436
         Jul-94        $14,917            $17,698      $12,469
         Aug-94        $15,066            $17,636      $12,521
         Sep-94        $15,017            $17,764      $12,554
         Oct-94        $15,184            $18,049      $12,563
         Nov-94        $15,083            $17,801      $12,579
         Dec-94        $15,083            $17,850      $12,579
         Jan-95        $15,118            $18,224      $12,629
         Feb-95        $15,359            $18,691      $12,679
         Mar-95        $15,481            $19,801      $12,721
         Apr-95        $15,846            $20,168      $12,763
         May-95        $16,356            $20,735      $12,789
         Jun-95        $16,390            $20,857      $12,814
         Jul-95        $16,567            $20,906      $12,814
         Aug-95        $16,657            $20,188      $12,848
         Sep-95        $16,979            $20,639      $12,872
         Oct-95        $17,285            $20,792      $12,915
         Nov-95        $17,447            $21,028      $12,906
         Dec-95        $17,830            $21,248      $12,897
         Jan-96        $17,903            $20,985      $12,973
         Feb-96        $17,774            $20,878      $13,015
         Mar-96        $17,811            $20,849      $13,082
         Apr-96        $17,903            $20,766      $13,132
         May-96        $18,015            $20,771      $13,157
         Jun-96        $18,260            $20,934      $13,166
         Jul-96        $18,316            $21,335      $13,191
         Aug-96        $18,562            $21,418      $13,216
         Sep-96        $18,848            $21,505      $13,258
         Oct-96        $19,288            $21,908      $13,300
         Nov-96        $19,788            $22,196      $13,325
         Dec-96        $19,827            $22,017      $13,325
         Jan-97        $19,574            $21,428      $13,367
         Feb-97        $19,515            $21,268      $13,407
         Mar-97        $19,339            $21,106      $13,441
         Apr-97        $19,379            $20,921      $13,457
         May-97        $19,517            $21,490      $13,449
         Jun-97        $19,776            $21,746      $13,465
         Jul-97        $19,856            $21,577      $13,481
         Aug-97        $19,836            $21,564      $13,506
         Sep-97        $20,160            $22,023      $13,540
         Oct-97        $20,242            $22,480      $13,574
         Nov-97        $20,200            $22,135      $13,566
         Dec-97        $20,190            $22,068      $13,550
         Jan-98        $20,211            $22,283      $13,574
         Feb-98        $20,314            $22,464      $13,601
         Mar-98        $20,314            $22,241      $13,629
         Apr-98        $20,440            $22,596      $13,653
         May-98        $20,482            $22,650      $13,678
         Jun-98        $20,503            $22,683      $13,694
         Jul-98        $20,482            $22,713      $13,710
         Aug-98        $20,396            $23,332      $13,727


THE HISTORICAL DATA SHOWN PERTAIN ONLY TO THE FUND'S CLASS I SHARES. THE FUND OFFERS OTHER SHARE CLASSES SUBJECT TO DIFFERENT FEES AND EXPENSES, WHICH AFFECT THEIR PERFORMANCE. SEE THE PROSPECTUS FOR DETAILS.

*Performance figures represent the change in value of an investment over the period shown, and have been restated to include the current, maximum 4.25% initial sales charge, assuming reinvestment of distributions at net asset value. Prior to July 1, 1994, Fund shares were offered at a higher initial sales charge; thus, actual total returns would have been lower. On January 1, 1993, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance. Past performance is not predictive of future results.

**Source: Salomon Brothers. Index is unmanaged and includes reinvested interest. One cannot invest directly in an index.

***Source: Bureau of Labor Statistics (8/31/98).



Past performance is not predictive of future results.


8

PAGE

CLASS I
PERIODS ENDED 8/31/98

                                                                         SINCE
                                                                       INCEPTION
                                     1-YEAR     5-YEAR     10-YEAR     (9/18/86)
--------------------------------------------------------------------------------
CUMULATIVE TOTAL RETURN(1)             2.82%     32.51%    113.04%      143.67%
AVERAGE ANNUAL TOTAL RETURN(2)        -1.58%      4.86%      7.39%        7.35%
VALUE OF $10,000 INVESTMENT(3)       $9,842    $12,677    $20,396      $23,331

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include the sales charge.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and has been restated to include the current, maximum 4.25% initial sales charge. Prior to July 1, 1994, Fund shares were offered at a higher initial sales charge; thus, actual total returns would have been lower.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and have been restated to include the current, maximum 4.25% initial sales charge. Prior to July 1, 1994, Fund shares were offered at a higher initial sales charge; thus, actual total returns would have been lower.

On January 1, 1993, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance. All calculations assume reinvestment of distributions at net asset value. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility, and the economic, social, and political climates of countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. Also, as a non-diversified investment company, the Fund may invest in a relatively small number of issuers and, as a result, be subject to greater risk of loss with respect to its portfolio securities. You may have a gain or loss when you sell your shares.


Past performance is not predictive of future results.


                                                                               9

PAGE

CLASS II

Templeton Global Bond Fund - Class II produced a 2.46% cumulative total return for the one-year period ended August 31, 1998. Cumulative total return measures the change in value of an investment, assuming reinvestment of all distributions, and does not include sales charges.

The Fund's share price, as measured by net asset value, decreased 33 cents ($0.33), from $9.83 on August 31, 1997, to $9.50 on August 31, 1998. During the
reporting period, shareholders received per-share distributions of 51.5 cents ($0.5150) in income dividends and 5.5 cents ($0.0550) in long-term capital gains. Distributions will vary depending on income earned by the Fund and any profits realized from the sale of securities in the portfolio, as well as the level of the Fund's operating expenses.


Past performance is not predictive of future results.


10

PAGE

The graph on page 12 compares the performance of the Fund's Class II shares since their inception with that of the unmanaged Salomon Brothers World Government Bond Index and the Consumer Price Index (CPI), a commonly used measure of inflation. Please remember, the Fund's performance differs from that of an index because an index is not managed according to any investment strategy, does not contain cash (the Fund generally carries a certain percentage of cash at any given time), and includes no sales charges or management or operating expenses. Of course, one cannot invest directly in an index, nor is an index representative of the Fund's portfolio.


Past performance is not predictive of future results.


                                                                              11

PAGE

CLASS II
Total Return Index Comparison
$10,000 Investment (5/1/95 - 8/31/98)

[LINE GRAPH]

he following line graph compares the performance of Templeton Global Bond Fund's Class II shares to that of the Salomon Brothers World Government Bond Index and to the Consumer Price Index based on a $10,000 investment from 5/1/95 to 8/31/98.


               Templeton Global Bond   Salomon World     CPI
                  Fund -Class II*       Gov't Bond
                                           Index
-------------------------------------------------------------------
        5/1/95         $9,902             $10,000      $10,000
        May 95        $10,209             $10,281      $10,020
        Jun-95        $10,229             $10,342      $10,040
        Jul-95        $10,337             $10,366      $10,040
        Aug-95        $10,377             $10,010      $10,067
        Sep-95        $10,585             $10,234      $10,086
        Oct-95        $10,772             $10,310      $10,119
        Nov-95        $10,869             $10,426      $10,112
        Dec-95        $11,103             $10,536      $10,105
        Jan-96        $11,156             $10,405      $10,164
        Feb-96        $11,084             $10,352      $10,197
        Mar-96        $11,103             $10,338      $10,250
        Apr-96        $11,145             $10,297      $10,289
        May-96        $11,199             $10,299      $10,309
        Jun-96        $11,347             $10,380      $10,316
        Jul-96        $11,379             $10,579      $10,335
        Aug-96        $11,539             $10,620      $10,355
        Sep-96        $11,700             $10,663      $10,388
        Oct-96        $11,982             $10,863      $10,421
        Nov-96        $12,288             $11,006      $10,441
        Dec-96        $12,308             $10,917      $10,441
        Jan-97        $12,147             $10,625      $10,473
        Feb-97        $12,094             $10,546      $10,505
        Mar-97        $11,981             $10,465      $10,531
        Apr-97        $12,014             $10,374      $10,544
        May-97        $12,095             $10,656      $10,537
        Jun-97        $12,239             $10,783      $10,550
        Jul-97        $12,285             $10,699      $10,563
        Aug-97        $12,282             $10,692      $10,583
        Sep-97        $12,478             $10,920      $10,609
        Oct-97        $12,512             $11,147      $10,636
        Nov-97        $12,489             $10,976      $10,629
        Dec-97        $12,485             $10,942      $10,617
        Jan-98        $12,481             $11,049      $10,636
        Feb-98        $12,541             $11,139      $10,657
        Mar-98        $12,549             $11,028      $10,678
        Apr-98        $12,610             $11,204      $10,697
        May-98        $12,632             $11,231      $10,717
        Jun-98        $12,654             $11,247      $10,730
        Jul-98        $12,636             $11,262      $10,742
        Aug-98        $12,584             $11,569      $10,755



THE HISTORICAL DATA SHOWN PERTAIN ONLY TO THE FUND'S CLASS II SHARES. THE FUND OFFERS OTHER SHARE CLASSES SUBJECT TO DIFFERENT FEES AND EXPENSES, WHICH AFFECT THEIR PERFORMANCE. SEE THE PROSPECTUS FOR DETAILS.

*Performance figures represent the change in value of an investment over the periods shown, assuming reinvestment of distributions at net asset value. Past performance is not predictive of future results.

**Source: Salomon Brothers. Index is unmanaged and includes reinvested interest. One cannot invest directly in an index.

***Source: Bureau of Labor Statistics (8/31/98).


Past performance is not predictive of future results.


12

PAGE


CLASS II
Periods ended 8/31/98

                                                                         SINCE
                                                                       INCEPTION
                                                  1-YEAR     3-YEAR     (5/1/95)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                          2.46%     21.27%      27.08%
Average Annual Total Return(2)                      0.44%      6.30%       7.13%
Value of $10,000 Investment(3)                   $10,044    $12,011     $12,584

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the 1.0% initial sales charge and 1.0% contingent deferred sales charge, applicable to shares redeemed within 18 months of investment.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the period indicated and include sales charges.

All calculations assume reinvestment of distributions at net asset value. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility, and the economic, social, and political climates of countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. Also, as a non-diversified investment company, the Fund may invest in a relatively small number of issuers and, as a result, be subject to greater risk of loss with respect to its portfolio securities. You may have a gain or loss when you sell your shares.


Past performance is not predictive of future results.


                                                                              13

PAGE


ADVISOR CLASS

Templeton Global Bond Fund - Advisor Class produced a 3.08% cumulative total return for the one-year period ended August 31, 1998. Cumulative total return measures the change in value of an investment, assuming reinvestment of all distributions.

The Fund's share price, as measured by net asset value, decreased 33 cents ($0.33), from $9.82 on August 31, 1997, to $9.49 on August 31, 1998. During the
reporting period, shareholders received per-share distributions of 57.33 cents ($0.5733) in income dividends and 5.5 cents ($0.0550) in long-term capital gains. Distributions will vary depending on income earned by the Fund and any profits realized from the sale of securities in the portfolio, as well as the level of the Fund's operating expenses.


Past performance is not predictive of future results.


14

PAGE


The graph on page 16 compares the performance of Templeton Global Bond Fund - Advisor Class over a 10-year period with that of the unmanaged Salomon Brothers World Government Bond Index and the Consumer Price Index (CPI), a commonly used measure of inflation. Please remember, the Fund's performance differs from that of an index because an index is not managed according to any investment strategy, does not contain cash (the Fund generally carries a certain percentage of cash at any given time), and includes no management or operating expenses. Of course, one cannot invest directly in an index, nor is an index representative of the Fund's portfolio.


Past performance is not predictive of future results.


                                                                              15

PAGE


ADVISOR CLASS
Total Return Index Comparison
$10,000 Investment (9/1/88 - 8/31/98)

[LINE GRAPH]


The following line graph compares the performance of Templeton Global Bond Fund's Advisor Class shares to that of the Salomon Brothers World Government Bond Index and to the Consumer Price Index based on a $10,000 investment from 9/1/88 to 8/31/98.


                 Templeton Global Bond Fund   Salomon World Gov't        CPI
                      - Advisor Class             Bond Index
-----------------------------------------------------------------------------------

         9/1/88           $10,000                   $10,000            $10,000
         Sep 88           $10,172                   $10,258            $10,068
         Oct-88           $10,417                   $10,732            $10,101
         Nov-88           $10,545                   $10,896            $10,110
         Dec-88           $10,478                   $10,785            $10,127
         Jan-89           $10,691                   $10,628            $10,178
         Feb-89           $10,560                   $10,635            $10,218
         Mar-89           $10,612                   $10,487            $10,277
         Apr-89           $10,729                   $10,626            $10,345
         May-89           $10,676                   $10,401            $10,404
         Jun-89           $10,783                   $10,610            $10,429
         Jul-89           $11,115                   $11,094            $10,455
         Aug-89           $11,137                   $10,722            $10,472
         Sep-89           $11,214                   $10,924            $10,505
         Oct-89           $11,236                   $11,016            $10,556
         Nov-89           $11,248                   $11,116            $10,580
         Dec-89           $11,373                   $11,253            $10,597
         Jan-90           $11,241                   $11,104            $10,706
         Feb-90           $11,200                   $10,933            $10,756
         Mar-90           $11,177                   $10,825            $10,815
         Apr-90           $11,118                   $10,792            $10,833
         May-90           $11,419                   $11,151            $10,857
         Jun-90           $11,676                   $11,356            $10,916
         Jul-90           $12,054                   $11,712            $10,958
         Aug-90           $12,096                   $11,620            $11,058
         Sep-90           $12,102                   $11,749            $11,151
         Oct-90           $12,279                   $12,274            $11,218
         Nov-90           $12,384                   $12,478            $11,243
         Dec-90           $12,497                   $12,602            $11,243
         Jan-91           $12,731                   $12,917            $11,311
         Feb-91           $12,825                   $12,921            $11,327
         Mar-91           $12,537                   $12,452            $11,344
         Apr-91           $12,770                   $12,643            $11,360
         May-91           $12,860                   $12,627            $11,393
         Jun-91           $12,730                   $12,496            $11,428
         Jul-91           $12,849                   $12,763            $11,445
         Aug-91           $13,115                   $13,011            $11,478
         Sep-91           $13,597                   $13,519            $11,529
         Oct-91           $13,786                   $13,661            $11,546
         Nov-91           $13,786                   $13,876            $11,579
         Dec-91           $14,360                   $14,596            $11,588
         Jan-92           $14,098                   $14,335            $11,604
         Feb-92           $14,016                   $14,254            $11,647
         Mar-92           $13,933                   $14,103            $11,705
         Apr-92           $14,101                   $14,203            $11,722
         May-92           $14,512                   $14,639            $11,738
         Jun-92           $14,939                   $15,049            $11,781
         Jul-92           $15,298                   $15,400            $11,806
         Aug-92           $15,326                   $15,831            $11,839
         Sep-92           $14,731                   $15,989            $11,873
         Oct-92           $14,877                   $15,555            $11,915
         Nov-92           $14,729                   $15,307            $11,931
         Dec-92           $14,808                   $15,399            $11,924
         Jan-93           $14,915                   $15,666            $11,983
         Feb-93           $15,194                   $15,974            $12,024
         Mar-93           $15,475                   $16,219            $12,067
         Apr-93           $15,756                   $16,562            $12,100
         May-93           $15,851                   $16,728            $12,117
         Jun-93           $15,741                   $16,693            $12,134
         Jul-93           $15,837                   $16,740            $12,133
         Aug-93           $16,094                   $17,243            $12,167
         Sep-93           $16,046                   $17,448            $12,192
         Oct-93           $16,290                   $17,418            $12,243
         Nov-93           $15,978                   $17,293            $12,251
         Dec-93           $16,340                   $17,441            $12,251
         Jan-94           $16,788                   $17,581            $12,285
         Feb-94           $16,371                   $17,466            $12,328
         Mar-94           $15,767                   $17,441            $12,370
         Apr-94           $15,716                   $17,461            $12,386
         May-94           $15,631                   $17,308            $12,394
         Jun-94           $15,391                   $17,558            $12,436
         Jul-94           $15,580                   $17,698            $12,469
         Aug-94           $15,737                   $17,636            $12,521
         Sep-94           $15,685                   $17,764            $12,554
         Oct-94           $15,860                   $18,049            $12,563
         Nov-94           $15,755                   $17,801            $12,579
         Dec-94           $15,754                   $17,850            $12,579
         Jan-95           $15,790                   $18,224            $12,629
         Feb-95           $16,042                   $18,691            $12,679
         Mar-95           $16,170                   $19,801            $12,721
         Apr-95           $16,551                   $20,168            $12,763
         May-95           $17,083                   $20,735            $12,789
         Jun-95           $17,119                   $20,857            $12,814
         Jul-95           $17,304                   $20,906            $12,814
         Aug-95           $17,398                   $20,188            $12,848
         Sep-95           $17,734                   $20,639            $12,872
         Oct-95           $18,054                   $20,792            $12,915
         Nov-95           $18,224                   $21,028            $12,906
         Dec-95           $18,623                   $21,248            $12,897
         Jan-96           $18,699                   $20,985            $12,973
         Feb-96           $18,565                   $20,878            $13,015
         Mar-96           $18,603                   $20,849            $13,082
         Apr-96           $18,700                   $20,766            $13,132
         May-96           $18,817                   $20,771            $13,157
         Jun-96           $19,072                   $20,934            $13,166
         Jul-96           $19,131                   $21,335            $13,191
         Aug-96           $19,387                   $21,418            $13,216
         Sep-96           $19,686                   $21,505            $13,258
         Oct-96           $20,146                   $21,908            $13,300
         Nov-96           $20,668                   $22,196            $13,325
         Dec-96           $20,709                   $22,017            $13,325
         Jan-97           $20,449                   $21,428            $13,368
         Feb-97           $20,391                   $21,268            $13,408
         Mar-97           $20,211                   $21,106            $13,441
         Apr-97           $20,256                   $20,921            $13,457
         May-97           $20,425                   $21,490            $13,449
         Jun-97           $20,660                   $21,746            $13,465
         Jul-97           $20,747                   $21,577            $13,481
         Aug-97           $20,751                   $21,564            $13,507
         Sep-97           $21,094                   $22,023            $13,541
         Oct-97           $21,163                   $22,480            $13,575
         Nov-97           $21,133                   $22,135            $13,566
         Dec-97           $21,141                   $22,068            $13,550
         Jan-98           $21,146                   $22,283            $13,575
         Feb-98           $21,258                   $22,464            $13,602
         Mar-98           $21,285                   $22,241            $13,629
         Apr-98           $21,399                   $22,596            $13,654
         May-98           $21,448                   $22,650            $13,678
         Jun-98           $21,497                   $22,683            $13,694
         Jul-98           $21,457                   $22,713            $13,711
         Aug-98           $21,390                   $23,332            $13,727


THE HISTORICAL DATA SHOWN PERTAIN ONLY TO THE FUND'S ADVISOR CLASS SHARES. THE FUND OFFERS OTHER SHARE CLASSES SUBJECT TO DIFFERENT FEES AND EXPENSES, WHICH AFFECT THEIR PERFORMANCE. SEE THE PROSPECTUS FOR DETAILS.

*Performance figures represent the change in value of an investment over the periods shown, assuming reinvestment of distributions at net asset value. On January 2, 1997, the Fund began selling Advisor Class shares to certain eligible investors as described in the prospectus. This share class does not have sales charges or a Rule 12b-1 plan. Performance quotations have been calculated as follows: (a) For periods prior to January 2, 1997, figures reflect the Fund's Class I performance, excluding the effect of the Class I sales charge, but including the effect of Class I expenses, containing Rule 12b-1 fees; and (b) for periods after January 1, 1997, figures reflect actual Advisor Class performance, including the deduction of all fees and expenses applicable only to that class. Past performance is not predictive of future results.

**Source: Salomon Brothers. Index is unmanaged and includes reinvested interest. One cannot invest directly in an index.

***Source: Bureau of Labor Statistics (8/31/98).


Past performance is not predictive of future results.


16

PAGE

ADVISOR CLASS
Periods ended 8/31/98

                                                                        SINCE
                                                                      INCEPTION
                                 1-YEAR*     5-YEAR*     10-YEAR*     (9/18/86)*
--------------------------------------------------------------------------------
Cumulative Total Return(1)         3.08%      32.90%      113.90%       144.65%
Average Annual Total Return(1)     3.08%       5.85%        7.90%         7.77%
Value of $10,000 Investment(2)  $10,308     $13,290      $21,390       $24,465

*On January 2, 1997, the Fund began selling Advisor Class shares to certain eligible investors as described in the prospectus. This share class does not have sales charges or a Rule 12b-1 plan. Performance quotations have been calculated as follows: (a) For periods prior to January 2, 1997, figures reflect the Fund's Class I performance, excluding the effect of the Class I sales charge, but including the effect of Class I expenses, containing Rule 12b-1 fees; and (b) for periods after January 1, 1997, figures reflect actual Advisor Class performance, including deduction of all fees and expenses applicable only to that class. Since January 2, 1997 (commencement of sales), the cumulative total return of Advisor Class shares was 3.90%.

1. Cumulative total return represents the change in value of an investment over the periods indicated. Average annual total return represents the average annual change in value of an investment over the periods indicated.

2. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

All calculations assume reinvestment of distributions at net asset value. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility, and the economic, social, and political climates of countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. Also, as a non-diversified investment company, the Fund may invest in a relatively small number of issuers and, as a result, be subject to greater risk of loss with respect to its portfolio securities. You may have a gain or loss when you sell your shares.


Past performance is not predictive of future results.


                                                                              17

PAGE

TEMPLETON GLOBAL BOND FUND
Financial Highlights

                                                                                       CLASS I
                                                               --------------------------------------------------------
                                                                                YEAR ENDED AUGUST 31,
                                                               --------------------------------------------------------
                                                                 1998        1997        1996        1995       1994+
                                                               --------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the year)

Net asset value, beginning of year.........................       $9.82       $9.76       $9.32       $9.05       $9.96
                                                               --------------------------------------------------------
Income from investment operations:
 Net investment income.....................................         .60         .63         .69         .73         .72
 Net realized and unrealized gains (losses)................        (.32)        .03         .35         .17        (.91)
                                                               --------------------------------------------------------
Total from investment operations...........................         .28         .66        1.04         .90        (.19)
                                                               --------------------------------------------------------
Less distributions from:
 Net investment income.....................................        (.55)       (.60)       (.58)       (.54)       (.53)
 Net realized gains........................................        (.06)         --          --          --        (.07)
 Tax return of capital.....................................          --          --        (.02)       (.09)       (.12)
                                                               --------------------------------------------------------
Total distributions........................................        (.61)       (.60)       (.60)       (.63)       (.72)
                                                               --------------------------------------------------------
Net asset value, end of year...............................       $9.49       $9.82       $9.76       $9.32       $9.05
                                                               --------------------------------------------------------
                                                               --------------------------------------------------------
Total Return*..............................................       2.82%       6.87%      11.44%      10.43%     (2.01)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's)............................    $189,898    $198,131    $185,596    $191,301    $205,482
Ratios to average net assets:
 Expenses..................................................       1.17%       1.15%       1.13%       1.18%       1.18%
 Net investment income.....................................       6.12%       6.41%       7.09%       7.99%       7.50%
Portfolio turnover rate....................................      75.95%     166.69%     109.40%     101.12%     139.23%

*Total return does not reflect sales commissions.
+Based on weighted average shares outstanding.
 18

PAGE

TEMPLETON GLOBAL BOND FUND
Financial Highlights (continued)

                                                                                CLASS II
                                                                ----------------------------------------
                                                                         YEAR ENDED AUGUST 31,
                                                                ----------------------------------------
                                                                 1998       1997       1996       1995+
                                                                ----------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the year)

Net asset value, beginning of year..........................      $9.83      $9.77      $9.31      $9.05
                                                                ----------------------------------------
Income from investment operations:
 Net investment income......................................        .56        .57        .61        .21
 Net realized and unrealized gains (losses).................       (.32)       .05        .41        .24
                                                                ----------------------------------------
Total from investment operations............................        .24        .62       1.02        .45
                                                                ----------------------------------------
Less distributions from:
 Net investment income......................................       (.51)      (.56)      (.54)      (.15)
 Net realized gains.........................................       (.06)        --         --         --
 Tax return of capital......................................         --         --       (.02)      (.04)
                                                                ----------------------------------------
Total distributions.........................................       (.57)      (.56)      (.56)      (.19)
                                                                ----------------------------------------
Net asset value, end of year................................      $9.50      $9.83      $9.77      $9.31
                                                                ----------------------------------------
                                                                ----------------------------------------
Total Return*...............................................      2.46%      6.44%     11.20%      5.03%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's).............................    $20,404    $16,629     $6,563     $2,043
Ratios to average net assets:
 Expenses...................................................      1.56%      1.54%      1.56%      1.57%**
 Net investment income......................................      5.73%      5.96%      6.69%      7.47%**
Portfolio turnover rate.....................................     75.95%    166.69%    109.40%    101.12%

*Total return does not reflect sales commissions or the contingent deferred sales charge and is not annualized.
**Annualized.
+For the period May 1, 1995 (effective date) to August 31, 1995.
                                                                              19

PAGE

TEMPLETON GLOBAL BOND FUND
Financial Highlights (continued)

                                                                     ADVISOR CLASS
                                                                ------------------------
                                                                 YEAR ENDED AUGUST 31,
                                                                ------------------------
                                                                 1998            1997+
                                                                ------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the year)

Net asset value, beginning of year..........................      $9.82           $10.16
                                                                ------------------------
Income from investment operations:
 Net investment income......................................        .62              .42
 Net realized and unrealized losses.........................       (.32)            (.34)
                                                                ------------------------
Total from investment operations............................        .30              .08
                                                                ------------------------
Less distributions from:
 Net investment income......................................       (.57)            (.42)
 Net realized gains.........................................       (.06)              --
                                                                ------------------------
Total distributions.........................................       (.63)            (.42)
                                                                ------------------------
Net asset value, end of year................................      $9.49            $9.82
                                                                ------------------------
                                                                ------------------------
Total Return*...............................................      3.08%             .80%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's).............................    $11,330          $12,742
Ratios to average net assets:
 Expenses...................................................       .91%             .88%**
 Net investment income......................................      6.38%            6.76%**
Portfolio turnover rate.....................................     75.95%          166.69%

*Total return is not annualized.
**Annualized.
+For the period January 2, 1997 (effective date) to August 31, 1997.
                       See Notes to Financial Statements.
 20

PAGE

TEMPLETON GLOBAL BOND FUND
STATEMENT OF INVESTMENTS, AUGUST 31, 1998

                                                                    PRINCIPAL
                                                                     AMOUNT**                VALUE
-----------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 94.2%
ARGENTINA 1.9%
Perez Companc SA, 144A, 8.125%, 7/15/07.....................     $     5,000,000         $  3,425,000
Republic of Argentina:
  8.375%, 12/20/03..........................................             480,000              355,200
  11.00%, 10/09/06..........................................             460,000              336,375
                                                                                         ------------
                                                                                            4,116,575
                                                                                         ------------
AUSTRALIA 3.4%
Government of Australia, 7.50%, 7/15/05.....................          12,035,000AUD         7,518,974
                                                                                         ------------
CANADA 7.0%
Government of Canada:
  10.50%, 7/01/00...........................................          10,600,000CAD         7,316,585
  10.50%, 3/01/01...........................................           6,235,000CAD         4,417,217
  10.00%, 5/01/02...........................................           5,135,000CAD         3,737,324
                                                                                         ------------
                                                                                           15,471,126
                                                                                         ------------
CHILE 1.6%
Compania Sud Americana de Vapores SA:
  7.375%, 12/08/03..........................................           1,500,000            1,372,500
  144A, 7.375%, 12/08/03....................................           2,500,000            2,287,500
                                                                                         ------------
                                                                                            3,660,000
                                                                                         ------------
COLOMBIA .9%
Republic of Colombia, 7.25%, 2/23/04........................           2,500,000            1,955,750
                                                                                         ------------
DENMARK 2.0%
Kingdom of Denmark:
  8.00%, 5/15/03............................................          19,995,000DKK         3,401,118
  9.00%, 11/15/00...........................................           6,605,000DKK         1,072,856
                                                                                         ------------
                                                                                            4,473,974
                                                                                         ------------
GERMANY 9.8%
Federal Republic of Germany:
  Bundesrep, 7.75%, 2/21/00.................................          20,705,000DEM        12,439,437
  5.25%, 2/21/01............................................             250,000DEM           147,250
  8.00%, 7/22/02............................................           8,605,000DEM         5,630,456
Hypothekenbank In Essen AG, 5.25%, 1/22/08..................           5,790,000DEM         3,435,914
                                                                                         ------------
                                                                                           21,653,057
                                                                                         ------------
INDIA .1%
Essar Steel Ltd., FRN, Reg. S, 8.40%, 7/20/99...............             315,000              266,175
                                                                                         ------------
INDONESIA .2%
PT Astra International, 9.75%, 4/29/01......................           2,000,000              450,000
                                                                                         ------------

                                                                              21

PAGE

TEMPLETON GLOBAL BOND FUND
STATEMENT OF INVESTMENTS, AUGUST 31, 1998 (CONT.)

                                                                     SHARES/
                                                                PRINCIPAL AMOUNT**           VALUE
-----------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
ITALY 6.5%
Buoni Poliennali del Tesoro:
  12.00%, 1/17/99...........................................       2,900,000,000ITL      $  1,698,385
  10.50%, 7/15/00...........................................       1,270,000,000ITL           809,503
  10.50%, 11/01/00..........................................       3,530,000,000ITL         2,286,495
  10.50%, 9/01/05...........................................      12,290,000,000ITL         9,538,086
                                                                                         ------------
                                                                                           14,332,469
                                                                                         ------------
MEXICO .2%
United Mexican States, 9.75%, 2/06/01.......................             460,000              414,000
                                                                                         ------------
NEW ZEALAND 1.6%
Government of New Zealand, 6.50%, 2/15/00...................           7,240,000NZD         3,587,381
                                                                                         ------------
SOUTH KOREA .3%
Pohang Iron & Steel, 6.625%, 7/01/03........................           1,000,000              753,392
                                                                                         ------------
SPAIN 7.1%
Government of Spain:
  12.25%, 3/25/00...........................................         952,710,000ESP         7,157,173
  10.10%, 2/28/01...........................................         522,900,000ESP         4,002,272
  10.90%, 8/30/03...........................................         520,500,000ESP         4,511,127
                                                                                         ------------
                                                                                           15,670,572
                                                                                         ------------
SWEDEN 3.5%
Kingdom of Sweden, 10.25%, 5/05/03..........................          51,400,000SEK         7,854,769
                                                                                         ------------
UNITED KINGDOM 8.2%
United Kingdom:
  8.00%, 12/07/00...........................................           5,825,000GBP        10,119,790
  7.00%, 11/06/01...........................................           1,175,000GBP         2,021,656
  conv. stk., 9.50%, 4/18/05................................           2,960,000GBP         6,020,655
                                                                                         ------------
                                                                                           18,162,101
                                                                                         ------------
UNITED STATES 39.5%
+*Acadia Partners LP........................................             999,667              155,628
+Penobscot Partners LP......................................                 333                3,800
+Texas Utilities Holding Co.................................              70,000            2,975,000
U.S. Treasury Bond, 6.375%, 8/15/27.........................           6,170,000            7,028,019
U.S. Treasury Notes:
  6.125%, 7/31/00...........................................           5,950,000            6,076,443
  6.625%, 3/31/02...........................................          22,505,000           23,644,316
  6.375%, 8/15/02...........................................          11,960,000           12,531,844
  6.25%, 2/15/03............................................           4,900,000            5,149,594

 22

PAGE

TEMPLETON GLOBAL BOND FUND
STATEMENT OF INVESTMENTS, AUGUST 31, 1998 (CONT.)

                                                                     SHARES/
                                                                PRINCIPAL AMOUNT**          VALUE
-----------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
UNITED STATES (CONT.)
  7.875%, 11/15/04..........................................     $    14,038,000         $ 16,156,861
  6.625%, 5/15/07...........................................          12,262,000           13,553,342
+Washington Mutual Inc......................................              10,475              335,184
                                                                                         ------------
                                                                                           87,610,031
                                                                                         ------------
VENEZUELA .4%
Venezuela Front Load Interest Reduction Bond, A, 6.625%,
  3/31/07...................................................           2,142,852              886,605
                                                                                         ------------
TOTAL LONG TERM INVESTMENTS (COST $220,409,836).............                              208,836,951
                                                                                         ------------
(a)REPURCHASE AGREEMENT 4.7%
Morgan Stanley Inc., 5.75%, 9/01/98 (Maturity Value
  $10,415,663) (COST $10,414,000) Collateralized by U.S.
  Treasury Notes and Bonds..................................          10,414,000           10,414,000
                                                                                         ------------
TOTAL INVESTMENTS (COST $230,823,836) 98.9%.................                              219,250,951
NET EQUITY IN FORWARD CONTRACTS (.4%).......................                                 (851,645)
OTHER ASSETS, LESS LIABILITIES 1.5%.........................                                3,232,717
                                                                                         ------------
TOTAL NET ASSETS 100.0%.....................................                             $221,632,023
                                                                                         ------------
                                                                                         ------------

CURRENCY ABBREVIATIONS:

AUD  -- Australian Dollar
CAD  -- Canadian Dollar
DEM  -- German Mark
DKK  -- Danish Krone
ESP  -- Spanish Peseta
GBP  -- British Pound
ITL  -- Italian Lira
NZD  -- New Zealand Dollar
SEK  -- Swedish Krona

*Non-income producing.
**Securities traded in U.S. dollars unless otherwise indicated.
(a)At August 31, 1998, all repurchase agreements held by the Fund had been entered into on that date.
+Securities represent equity investments.
                       See Notes to Financial Statements.
                                                                              23

PAGE

TEMPLETON GLOBAL BOND FUND
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 1998

Assets:
 Investments in securities, at value (cost $220,409,836)....    $208,836,951
 Repurchase agreement, at value and cost....................      10,414,000
 Cash.......................................................             959
 Receivables:
  Investment securities sold................................     201,691,629
  Fund shares sold..........................................         454,560
  Dividends and interest....................................       4,891,670
 Unrealized gain on forward exchange contracts (Note 6).....         812,378
                                                                ------------
      Total assets..........................................     427,102,147
                                                                ------------
Liabilities:
 Payables:
  Investment securities purchased...........................     201,855,791
  Fund shares redeemed......................................       1,640,850
  To affiliates.............................................         208,245
 Unrealized loss on forward exchange contracts (Note 6).....       1,664,023
 Accrued liabilities........................................         101,215
                                                                ------------
      Total liabilities.....................................     205,470,124
                                                                ------------
Net assets, at value........................................    $221,632,023
                                                                ------------
                                                                ------------
Net assets consist of:
 Undistributed net investment income........................    $    785,814
 Net unrealized depreciation................................     (12,419,017)
 Accumulated net realized loss..............................        (131,258)
 Beneficial shares..........................................     233,396,484
                                                                ------------
Net assets, at value........................................    $221,632,023
                                                                ------------
                                                                ------------
CLASS I:
 Net asset value per share ($189,898,066 / 20,001,184 shares
  outstanding)..............................................           $9.49
                                                                ------------
                                                                ------------
 Maximum offering price per share ($9.49 / 95.75%)..........           $9.91
                                                                ------------
                                                                ------------
CLASS II:
 Net asset value per share ($20,404,127 / 2,147,450 shares
  outstanding)*.............................................           $9.50
                                                                ------------
                                                                ------------
 Maximum offering price per share ($9.50 / 99.00%)..........           $9.60
                                                                ------------
                                                                ------------
ADVISOR CLASS:
 Net asset value and maximum offering price per share
  ($11,329,830 / 1,194,022 shares outstanding)..............           $9.49
                                                                ------------
                                                                ------------

*Redemption price per share is equal to net asset value less any applicable sales charge.
                       See Notes to Financial Statements.
 24

PAGE

TEMPLETON GLOBAL BOND FUND
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED AUGUST 31, 1998

Investment Income:
 Dividends..................................................    $   326,354
 Interest...................................................     16,518,993
                                                                -----------
      Total investment income...............................                      $16,845,347
Expenses:
 Management fees (Note 3)...................................      1,139,351
 Administrative fees (Note 3)...............................        340,429
 Distribution fees (Note 3)
  Class I...................................................        509,684
  Class II..................................................        125,086
 Transfer agent fees (Note 3)...............................        288,060
 Custodian fees.............................................         34,438
 Reports to shareholders....................................        156,400
 Registration and filing fees...............................         55,000
 Professional fees..........................................         66,000
 Trustees' fees and expenses................................         27,000
 Other......................................................          1,853
                                                                -----------
      Total expenses........................................                        2,743,301
                                                                                  -----------
            Net investment income...........................                       14,102,046
                                                                                  -----------
Realized and unrealized gains (losses):
 Net realized gain from:
  Investments...............................................        132,821
  Foreign currency transactions.............................        764,874
                                                                -----------
      Net realized gain.....................................                          897,695
 Net unrealized depreciation on:
  Investments...............................................     (7,028,441)
  Translation of assets and liabilities denominated in
   foreign currencies.......................................     (1,459,986)
                                                                -----------
      Net unrealized depreciation...........................                       (8,488,427)
                                                                                  -----------
Net realized and unrealized loss............................                       (7,590,732)
                                                                                  -----------
Net increase in net assets resulting from operations........                      $ 6,511,314
                                                                                  -----------
                                                                                  -----------

                       See Notes to Financial Statements.
                                                                              25

PAGE

TEMPLETON GLOBAL BOND FUND
Financial Statements (continued)

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED AUGUST 31, 1998 AND 1997

                                                                    1998               1997
                                                                -------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income.....................................    $ 14,102,046       $ 13,445,285
  Net realized gain from investments and foreign currency
    transactions............................................         897,695          2,556,246
  Net unrealized depreciation on investments and translation of assets and liabilities denominated in foreign
   currencies...............................................      (8,488,427)        (2,361,748)
                                                                -------------------------------
    Net increase in net assets resulting from operations....       6,511,314         13,639,783

 Distributions to shareholders from:
  Net investment income:
   Class I..................................................     (11,190,365)       (11,873,359)
   Class II.................................................      (1,004,165)          (653,900)
   Advisor Class............................................        (803,082)          (175,160)
  Net realized gains:
   Class I..................................................      (1,112,297)                --
   Class II.................................................        (115,925)                --
   Advisor Class............................................         (67,412)                --

 Capital share transactions (Note 2):
   Class I..................................................      (1,581,970)        11,375,603
   Class II.................................................       4,463,377         10,137,187
   Advisor Class............................................        (970,039)        12,893,491
                                                                -------------------------------
    Net increase (decrease) in net assets...................      (5,870,564)        35,343,645

Net assets:
 Beginning of year..........................................     227,502,587        192,158,942
                                                                -------------------------------
 End of year................................................    $221,632,023       $227,502,587
                                                                -------------------------------
                                                                -------------------------------
Undistributed net investment income included in net assets:
 End of year................................................    $    785,814       $    742,866
                                                                -------------------------------
                                                                -------------------------------

                       See Notes to Financial Statements.
 26

PAGE

TEMPLETON GLOBAL BOND FUND
Notes to Financial Statements

1. SUMMARY OF ACCOUNTING POLICIES

Templeton Global Bond Fund (the Fund), is a separate, non-diversified series of Templeton Income Trust (the Trust), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks current income with capital appreciation and growth of income, through a flexible policy of investing in debt securities of companies, governments and government agencies of various nations throughout the world, as well as preferred stock, common stocks which pay dividends, income-producing securities which are convertible into common stock of such companies, and depository receipts. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Fund purchases or sells foreign securities it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as

                                                                              27

PAGE

TEMPLETON GLOBAL BOND FUND
Notes to Financial Statements (continued)

1. SUMMARY OF ACCOUNTING POLICIES (CONT.)

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONT.) information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

e. FORWARD EXCHANGE CONTRACTS:

The Fund may enter into forward exchange contracts to hedge against foreign exchange risks. These contracts are valued daily and the Fund's equity therein is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations.

f. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. BENEFICIAL SHARES

The Fund offers three classes of shares: Class I, Class II and Advisor Class shares. The shares differ by their initial sales load, distribution fees, voting rights on matters affecting a single class of shares and the exchange privilege of each class.

At August 31, 1998, there were an unlimited number of shares of beneficial interest authorized ($.01 par value). Transactions in the Fund's shares were as follows:

                                                                                 YEAR ENDED AUGUST 31,
                                                             -------------------------------------------------------------
                                                                        1998                               1997
                                                             -------------------------------------------------------------
                                                               SHARES         AMOUNT              SHARES         AMOUNT
                                                             -------------------------------------------------------------
CLASS I SHARES:
Shares sold................................................   5,805,764    $ 56,610,214          8,683,958    $ 86,215,013
Shares issued on reinvestment of distributions.............     935,877       9,102,189            817,138       8,116,791
Shares redeemed............................................  (6,908,185)    (67,294,373)        (8,348,405)    (82,956,201)
                                                             -------------------------------------------------------------
Net increase (decrease)....................................    (166,544)   $ (1,581,970)         1,152,691    $ 11,375,603
                                                             -------------------------------------------------------------
                                                             -------------------------------------------------------------

 28

PAGE

TEMPLETON GLOBAL BOND FUND
Notes to Financial Statements (continued)

2. BENEFICIAL SHARES (CONT.)

                                                                                 YEAR ENDED AUGUST 31,
                                                              -----------------------------------------------------------
                                                                         1998                              1997
                                                              -----------------------------------------------------------
                                                                SHARES         AMOUNT             SHARES        AMOUNT
                                                              -----------------------------------------------------------
CLASS II SHARES:
Shares sold.................................................     910,441    $  8,897,295         1,214,404    $12,072,843
Shares issued on reinvestment of distributions..............     100,468         976,732            56,414        559,590
Shares redeemed.............................................    (555,304)     (5,410,650)         (250,933)    (2,495,246)
                                                              -----------------------------------------------------------
Net increase................................................     455,605    $  4,463,377         1,019,885    $10,137,187
                                                              -----------------------------------------------------------
                                                              -----------------------------------------------------------

                                                                                 YEAR ENDED AUGUST 31,
                                                              -----------------------------------------------------------
                                                                         1998                             1997*
                                                              -----------------------------------------------------------
                                                                SHARES         AMOUNT             SHARES        AMOUNT
                                                              -----------------------------------------------------------
ADVISOR CLASS SHARES:
Shares sold.................................................     957,957    $  9,380,180         1,727,048    $17,132,789
Shares issued on reinvestment of distributions..............      18,458         178,859             5,975         58,875
Shares redeemed.............................................  (1,080,092)    (10,529,078)         (435,324)    (4,298,173)
                                                              -----------------------------------------------------------
Net increase (decrease).....................................    (103,677)   $   (970,039)        1,297,699    $12,893,491
                                                              -----------------------------------------------------------
                                                              -----------------------------------------------------------

*Effective date of Advisor Class Shares was January 2, 1997.

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Fund are also officers of Templeton Investment Counsel, Inc. (TICI), Franklin Templeton Services, Inc. (FT Services), Franklin/Templeton Distributors, Inc. (Distributors) and Franklin/Templeton Investor Services, Inc. (Investor Services), the Fund's investment manager, administrative manager, principal underwriter and transfer agent, respectively.

The Fund pays an investment management fee to TICI based on the average daily net assets of the Fund as follows:

ANNUALIZED
 FEE RATE                  AVERAGE DAILY NET ASSETS
-----------------------------------------------------------------
0.50%         First $200 million
0.45%         Over $200 million, up to and including $1.3 billion
0.40%         Over $1.3 billion

                                                                              29

PAGE

TEMPLETON GLOBAL BOND FUND
Notes to Financial Statements (continued)

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONT.)
The Fund pays its allocated share of an administrative fee to FT Services based on the Trust's aggregate average daily net assets as follows:

ANNUALIZED
 FEE RATE     AVERAGE DAILY NET ASSETS
---------------------------------------
0.15%         First $200 million
0.135%        Next $500 million
0.10%         Next $500 million
0.075%        Over $1.2 billion

The Fund reimburses Distributors up to 0.25% and 0.65% per year of the average daily net assets of Class I and Class II shares, respectively, for costs incurred in marketing the Fund's Class I and Class II shares. Under the Class I distribution plan, costs exceeding the maximum may be reimbursed in subsequent periods. At August 31, 1998, unreimbursed cost were $73,567. Distributors received net commissions on sales of the Fund's shares and received contingent deferred sales charges for the year of $777 and $12,258, respectively.

Legal fees of $26,326 were paid to a law firm in which a partner is an officer of the Trust.

4. INCOME TAXES

The cost of securities for income tax purposes is the same as that shown in the Statement of Investments. At August 31, 1998, the net unrealized depreciation based on the cost of investments for income tax purposes was as follows:

Unrealized appreciation.....................................  $  2,584,129
Unrealized depreciation.....................................   (14,157,014)
                                                              ------------
Net unrealized depreciation.................................  $(11,572,885)
                                                              ============

Net realized capital gains differ for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions.

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended August 31, 1998 aggregated $173,601,321 and $161,032,640, respectively.

6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

The Fund has been a party to financial instruments with off-balance sheet risk, primarily forward exchange contracts, in order to minimize the impact on the Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies and interest rates. These instruments involve market risk in excess of the amount recognized on the Statement of Assets and Liabilities. Some of these risks have been minimized by offsetting contracts. Risks arise from the possible inability of counterparties to meet the terms of their contracts, future movement in currency values

 30

PAGE

TEMPLETON GLOBAL BOND FUND
Notes to Financial Statements (continued)

6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK (CONT.)
and interest rates and contract positions that are not exact offsets. The contract amount indicates the extent of the Fund's involvement in such contracts.

A forward exchange contract is an agreement between two parties to exchange different currencies at a specific rate at an agreed future date. The contracts are reported in the financial statements at the Fund's net equity, as measured by the difference between the forward exchange rates at the reporting date and the forward exchange rates at the day of entry into the contract.

As of August 31, 1998, the Fund had the following forward exchange contracts outstanding:

                                                                                     IN        SETTLEMENT         UNREALIZED
CONTRACTS TO SELL:                                                              EXCHANGE FOR      DATE            GAIN/(LOSS)
--------------                                                                  ---------------------------------------------
 1,540,000  Australian Dollars..........................................  U.S.  $   935,180       9/8/98    U.S.  $    53,822
 1,000,000  Australian Dollars..........................................            604,800       9/9/98               32,482
 2,200,000  Australian Dollars..........................................          1,331,550      9/10/98               72,433
 3,080,000  Australian Dollars..........................................          1,833,216      9/15/98               70,335
 1,540,000  Australian Dollars..........................................            915,145      9/18/98               33,669
 4,027,000  New Zealand Dollars.........................................          2,021,554      9/14/98               25,887
   504,500  New Zealand Dollars.........................................            259,010       9/3/98                8,964
                                                                                -----------                       -----------
                                                                          U.S.  $ 7,900,455                           297,592
                                                                                -----------                       -----------
                                                                                -----------
    Net unrealized gain on offsetting forward exchange contracts........                                              514,786
                                                                                                                  -----------
      Unrealized gain on forward exchange contracts.....................                                              812,378
                                                                                                                  -----------
CONTRACTS TO BUY:
--------------
   540,000  New Zealand Dollars.........................................  U.S.  $   318,168      9/15/98               (9,091)
                                                                                -----------                       -----------
                                                                                -----------
CONTRACTS TO SELL:
--------------
 3,027,000  British Pounds..............................................  U.S.  $ 4,893,176     11/24/98             (153,156)
 1,000,000  British Pounds..............................................          1,618,160     11/27/98              (48,699)
 9,350,000  Canadian Dollars............................................          5,958,545      9/30/98              (17,805)
29,000,000  Deutschemarks...............................................         16,273,850      9/17/98             (187,700)
21,500,000  Deutschemarks...............................................         11,905,026      9/21/98             (302,193)
32,000,000  Deutschemarks...............................................         17,706,264      9/21/98             (462,619)
21,500,000  Deutschemarks...............................................         11,971,047      9/24/98             (238,398)
                                                                                -----------                       -----------
                                                                          U.S.  $70,326,068                        (1,410,570)
                                                                                -----------
                                                                                -----------
    Net unrealized loss on offsetting forward exchange contracts........                                             (244,362)
                                                                                                                  -----------
      Unrealized loss on forward exchange contracts.....................                                           (1,664,023)
                                                                                                                  -----------
        Net unrealized loss on forward exchange contracts...............                                    U.S.  $  (851,645)
                                                                                                                  -----------
                                                                                                                  -----------

                                                                              31

PAGE

TEMPLETON GLOBAL BOND FUND
Independent Auditor's Report

THE BOARD OF TRUSTEES AND SHAREHOLDERS
TEMPLETON GLOBAL BOND FUND

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Templeton Global Bond Fund, a series of Templeton Income Trust, as of August 31, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the period indicated in the accompanying financial statements. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Templeton Global Bond Fund as of August 31, 1998, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles.

                                           [McGladrey & Pullen, LLP]

New York, New York
September 29, 1998

 32

PAGE

TEMPLETON GLOBAL BOND FUND
Tax Designation

Under Section 852(b)(3)(C) of the Internal Revenue Code, the Fund hereby designates the following amount as a capital gain dividend for the fiscal year ended August 31, 1998:

20% Rate Gain...............................................    $1,290,241
                                                                ----------

Under Section 854(b)(2) of the Internal Revenue Code, the Fund hereby designates 1.22% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended August 31, 1998.

                                                                              33

PAGE

                      This page intentionally left blank.

PAGE

                      This page intentionally left blank.

PAGE

                      This page intentionally left blank.

PAGE

LITERATURE REQUEST

For a free brochure and prospectus, which contain more complete information, including charges and expenses, call Franklin Templeton Fund Information at 1-800/DIAL BEN(R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

FRANKLIN TEMPLETON GROUP

GLOBAL GROWTH
Franklin Global Health Care Fund
Mutual Discovery Fund
Templeton Developing
 Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller
 Companies Fund
Templeton Global
 Infrastructure Fund
Templeton Global
 Opportunities Trust
Templeton Global Real Estate Fund
Templeton Global
 Smaller Companies Fund
Templeton Greater European Fund
Templeton Growth Fund
Templeton Latin America Fund
Templeton Pacific Growth Fund
Templeton World Fund

GLOBAL GROWTH AND INCOME
Franklin Global Utilities Fund
Mutual European Fund
Templeton Global Bond Fund
Templeton Growth and
 Income Fund

GLOBAL INCOME
Franklin Global Government
 Income Fund
Franklin Templeton Global
 Currency Fund
Franklin Templeton Hard
 Currency Fund
Templeton Americas Government
 Securities Fund

GROWTH
Franklin Biotechnology
 Discovery Fund
Franklin Blue Chip Fund
Franklin California Growth Fund
Franklin DynaTech Fund
Franklin Equity Fund
Franklin Gold Fund
Franklin Growth Fund
Franklin MidCap Growth Fund
Franklin Small Cap
 Growth Fund

GROWTH AND INCOME
Franklin Asset Allocation Fund
Franklin Balance Sheet
 Investment Fund*
Franklin Convertible
 Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Franklin MicroCap Value Fund*
Franklin Natural Resources Fund
Franklin Real Estate
 Securities Fund
Franklin Rising Dividends Fund
Franklin Strategic Income Fund
Franklin Utilities Fund
Franklin Value Fund
Mutual Beacon Fund
Mutual Financial Services Fund
Mutual Qualified Fund
Mutual Shares Fund

FUND ALLOCATOR SERIES
Franklin Templeton Conservative
 Target Fund
Franklin Templeton Moderate
 Target Fund
Franklin Templeton Growth
 Target Fund

INCOME
Franklin Adjustable Rate
 Securities Fund
Franklin Adjustable U.S.
 Government Securities Fund
Franklin's AGE High Income Fund
Franklin Bond Fund
Franklin Floating Rate Trust
Franklin Investment Grade
 Income Fund
Franklin Short-Intermediate
 U.S. Government Securities Fund
Franklin U.S. Government
 Securities Fund
Franklin Money Fund
Franklin Federal Money Fund

FRANKLIN FUNDS SEEKING
TAX-FREE INCOME
Federal Intermediate-Term
 Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund
Puerto Rico Tax-Free
 Income Fund
Tax-Exempt Money Fund

FRANKLIN STATE-SPECIFIC
FUNDS SEEKING
TAX-FREE INCOME
Alabama
Arizona**
Arkansas***
California**
Colorado
Connecticut
Florida++
Georgia
Hawaii+++
Indiana
Kentucky
Louisiana
Maryland
Massachusetts+
Michigan**
Minnesota
Missouri
New Jersey
New York**
North Carolina
Ohio+
Oregon
Pennsylvania
Tennessee***
Texas
Virginia
Washington***

VARIABLE ANNUITIES++
Franklin Valuemark(R)
Franklin Templeton
 Valuemark Income Plus
 (an immediate annuity)


*These funds are now closed to new accounts, with the exception of retirement plan accounts.

**Two or more fund options available: long-term portfolio, intermediate-term portfolio, a portfolio of insured municipal securities, and/or a high yield portfolio (CA) and a money market portfolio (CA and NY).

***The fund may invest up to 100% of its assets in bonds that pay interest subject to the federal alternative minimum tax.

+ Portfolio of insured municipal securities.

++ Franklin Valuemark and Franklin Templeton Valuemark Income Plus are issued by Allianz Life Insurance Company of North America or by its wholly owned subsidiary, Preferred Life Insurance Company of New York, and distributed by NALAC Financial Plans, LLC. The Franklin Valuemark Funds are managed by Franklin Advisers, Inc. and its Templeton and Franklin affiliates.

                                                                           09/98

PAGE

PRINCIPAL UNDERWRITER
Franklin/Templeton Distributors, Inc.
777 Mariners Island Blvd.
San Mateo, California 94404-1585
1-800/DIAL BEN(R)
www.franklin-templeton.com

SHAREHOLDER SERVICES
1-800/632-2301

FUND INFORMATION
1-800/342-5236

This report must be preceded or accompanied by the current prospectus of Templeton Global Bond Fund, which contains more complete information including risk factors, charges and expenses. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors, as well as investment decisions by the Investment Manager, which will not always be profitable or wise. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

406 A98 10/98                    [Recycle Logo]  Printed on recycled paper